Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 25, 2023
to the Prospectus and Summary Prospectus, as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	4/27/2023
Also on the Effective Date, Portfolio Turnover, Frequent Trading and Tax Risk description under the heading “Principal Risks” in the “Summary of the Fund” and in the "More Information About the Fund" sections of the Prospectus and in the Summary Prospectus is hereby revised to read as follows:
Portfolio Turnover, Frequent Trading and Tax Risk. The Fund may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Use of swaps, including contracts for differences, and other derivatives increases the possibility that the Fund, as relevant, will generate taxable ordinary income. The Fund cannot carry back or carry forward any net operating losses (defined as ordinary deductions in excess of ordinary income for the year) and cannot use capital loss carryforwards to offset ordinary income. Frequent trading of other investments, such as REITs, increases the possibility that the Fund will generate capital gains. Both  short-term capital gains and net ordinary gains are distributed as ordinary income and are generally taxable to shareholders at higher rates than long- term capital gains for U.S. federal income tax purposes, which could reduce the Fund’s after-tax return for shareholders owning Fund shares in taxable accounts. These trading strategies can mean higher brokerage and other transaction costs. The costs and tax effects associated with such trading strategies may adversely affect the Fund’s after-tax performance.
The rest of each section remains the same.

Columbia Real Estate Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 25, 2023
to the Prospectus and Summary Prospectus, as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	4/27/2023
Also on the Effective Date, Portfolio Turnover, Frequent Trading and Tax Risk description under the heading “Principal Risks” in the “Summary of the Fund” and in the "More Information About the Fund" sections of the Prospectus and in the Summary Prospectus is hereby revised to read as follows:
Portfolio Turnover, Frequent Trading and Tax Risk. The Fund may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Use of swaps, including contracts for differences, and other derivatives increases the possibility that the Fund, as relevant, will generate taxable ordinary income. The Fund cannot carry back or carry forward any net operating losses (defined as ordinary deductions in excess of ordinary income for the year) and cannot use capital loss carryforwards to offset ordinary income. Frequent trading of other investments, such as REITs, increases the possibility that the Fund will generate capital gains. Both  short-term capital gains and net ordinary gains are distributed as ordinary income and are generally taxable to shareholders at higher rates than long- term capital gains for U.S. federal income tax purposes, which could reduce the Fund’s after-tax return for shareholders owning Fund shares in taxable accounts. These trading strategies can mean higher brokerage and other transaction costs. The costs and tax effects associated with such trading strategies may adversely affect the Fund’s after-tax performance.
The rest of each section remains the same.